Financial expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial expenses

	2025	2024	2023

Financial expenses	(3,350,234)	(2,817,346)	(2,765,961)
Interest and inflation adjustment on loans and financing	(234,735)	(254,728)	(215,357)
Interest on taxes and rates	(437,216)	(271,936)	(252,527)
Swap interest	(325,458)	(380,972)	(578,900)
Interest on lease liabilities, net of cancellations	(1,617,383)	(1,432,764)	(1,062,251)
Inflation adjustment (i)	(265,493)	(214,853)	(346,719)
Discounts granted	(57,922)	(44,864)	(56,356)
Other derivatives (ii)	(165,780)	-	-
Other expenses	(246,247)	(217,229)	(253,851)

(i) A substantial part is related to inflation adjustment of judicial and administrative proceedings of R$ 264,273 in 2025 (R$ 195,978 in 2024 and R$ 318,568 in 2023).

(ii) As a result of the agreement signed between TIM and Banco C6 and approved by CIMA in the first quarter of 2025, the financial assets held by TIM were adjusted in accordance with the contractual terms.